Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair value measurement
Fair value measurements of the assets that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
Description	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Current assets
Cash equivalents:
Time deposits	108,919,301	—	108,919,301	—
Money market fund	786,536	786,536	—	—
Restricted cash and time deposits	226,100,000	—	226,100,000	—
Short-term investments:
Available-for-sale securities	1,138,318,921	—	1,138,318,921	—
Time deposits	169,573,968	—	169,573,968	—
Non current assets
Long-term time deposits	108,135,489	—	108,135,489	—
Restricted time deposits	7,597,873	—	7,597,873	—

Total assets	1,759,432,088	786,536	1,758,645,552	—

		Fair value measurement at reporting date using
Description	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Current assets
Cash equivalents:
Time deposits	68,080,437	—	68,080,437	—
Money market fund	769,489	769,489	—	—
Restricted cash and time deposits	785,145,000	—	785,145,000	—
Short-term investments:
Available-for-sale securities	1,458,814,288	—	1,458,814,288	—
Time deposits	221,342,278	—	221,342,278	—
Non current assets
Long-term time deposits	56,203,194	—	56,203,194	—
Restricted time deposits	7,640,679	—	7,640,679	—
Equity investment in VC Fund	606,836,193	—	—	606,836,193

Total assets	3,204,831,558	769,489	2,597,225,876	606,836,193